UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2003


Institutional Investment Manager Filing this Report:


Banc of America Capital Management SBIC, LLC
101 South Tryon Street
Charlotte, NC  28255

Form 13F File Number:  028-10267

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael Bernadino
Senior Vice President
704-388-1117

Signature, Place, and Date of Signing:



/s/Michael Bernadino
Charlotte, NC
February 9, 2004

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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